STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

December 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Australia - 8.4%
AGL Energy	938,530	[a]	4,192,561
Aristocrat Leisure	54,977		1,742,735
ASX	93,484	[a]	6,318,527
Brambles	446,427	[a]	3,452,602
Fortescue Metals Group	101,883	[a]	1,423,941
Macquarie Group	36,106		5,395,636
Telstra	2,505,814	[a]	7,620,579
			30,146,581
Austria - 1.3%
OMV	79,349	[a]	4,512,425
Denmark - 1.2%
AP Moller - Maersk, Cl. B	1,152	[a]	4,135,669
France - 12.9%
BNP Paribas	157,528	[a]	10,898,834
Cie Generale des Etablissements Michelin	11,778	[a]	1,932,944
Klepierre	222,061	[a,b]	5,271,223
LVMH	20,739		17,165,452
Sanofi	61,818	[a]	6,234,242
Teleperformance	10,239	[a]	4,569,584
			46,072,279
Germany - 8.8%
Allianz	28,489	[a]	6,735,071
Daimler	98,370	[a,b]	7,569,691
Daimler Truck Holding	49,422	[a]	1,816,841
Deutsche Post	122,213	[a]	7,866,947
Evonik Industries	182,218	[a]	5,906,249
HeidelbergCement	19,722	[a]	1,336,432
			31,231,231
Hong Kong - .4%
Sun Hung Kai Properties	110,000		1,334,522
Ireland - .8%
ICON	9,376	[a]	2,903,747
Italy - 2.9%
Enel	801,483		6,429,393
Eni	291,786	[a]	4,059,464
			10,488,857
Japan - 22.9%
Advantest	18,000		1,705,642
Casio Computer	215,800		2,774,652

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Japan - 22.9% (continued)
FUJIFILM Holdings	49,600		3,676,342
Fujitsu	17,800		3,053,064
ITOCHU	174,500		5,336,790
Mitsubishi Electric	398,100		5,047,630
Mizuho Financial Group	305,400		3,884,206
Nintendo	8,200		3,824,481
Nippon Telegraph & Telephone	336,500		9,214,770
Recruit Holdings	59,700		3,618,433
Renesas Electronics	231,400	[a]	2,862,577
Seven & i Holdings	44,300		1,947,151
Shionogi & Co.	69,200		4,887,855
Sony Group	68,600		8,632,400
Sumitomo Mitsui Financial Group	264,600		9,069,963
Tokyo Electron	6,600		3,802,904
Trend Micro	130,600		7,254,925
West Japan Railway	27,600		1,154,099
			81,747,884
Netherlands - 8.6%
ASML Holding	17,206		13,843,568
ING Groep	275,888		3,845,194
Koninklijke Ahold Delhaize	316,059	[a]	10,843,573
Royal Dutch Shell, Cl. B	105,044		2,306,766
			30,839,101
Norway - .8%
Yara International	54,552	[a]	2,756,544
Singapore - 1.1%
Singapore Exchange	173,500		1,197,351
United Overseas Bank	135,200	[a]	2,698,783
			3,896,134
Spain - .6%
ACS Actividades de Construccion y Servicios	85,904	[a,b]	2,305,186
Sweden - 2.2%
Epiroc, Cl. A	267,844		6,793,768
Swedish Match	118,829	[a]	947,087
			7,740,855
Switzerland - 11.5%
Kuehne + Nagel International	11,070	[a]	3,576,611
Logitech International	79,955	[a]	6,745,984
Novartis	91,599	[a]	8,070,202
Roche Holding	39,666	[a]	16,502,832
Sonova Holding	10,306	[a]	4,046,847
STMicroelectronics	44,739		2,209,066
			41,151,542

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
United Kingdom - 15.3%
Ashtead Group		97,845		7,869,472
BAE Systems		411,481		3,062,167
BP		319,817		1,430,696
Bunzl		38,552		1,505,452
Centrica		3,402,434	[a]	3,292,836
Diageo		71,053	[a]	3,881,574
Ferguson		41,565		7,372,913
GlaxoSmithKline		390,673		8,495,627
Imperial Brands		67,226		1,470,914
Legal & General Group		628,180	[a]	2,529,562
Melrose Industries		448,119	[a]	969,876
Rio Tinto		21,381	[a]	1,415,757
Tate & Lyle		159,077		1,424,118
Unilever		67,192		3,588,343
Vodafone Group		1,669,111		2,536,206
WPP		237,725		3,602,245
				54,447,758
Total Common Stocks (cost $316,751,219)				355,710,315
	Preferred Dividend Yield (%)
Preferred Stocks - 1.1%
Germany - 1.1%
Volkswagen (cost $5,448,947)	2.56	19,282	[a]	3,896,140

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $227,567)	0.07	227,567	[c]	227,567
Total Investments (cost $322,427,733)		100.9%		359,834,022
Liabilities, Less Cash and Receivables		(.9%)		(3,049,412)
Net Assets		100.0%		356,784,610

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2021, the value of the fund’s securities on loan was $7,657,359 and the value of the collateral was $8,151,828, consisting of cash collateral of $227,567 and U.S. Government & Agency securities valued at $7,924,261. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	355,710,315	-	-	355,710,315
Equity Securities - Preferred Stocks	3,896,140	-	-	3,896,140
Investment Companies	227,567	-	-	227,567

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2021, accumulated net unrealized appreciation on investments was $37,406,289, consisting of $53,031,922 gross unrealized appreciation and $15,625,633 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.